Columbia Seligman Technology and Information Fund
First Quarter Report
August 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Seligman Technology and Information Fund, August 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 13.9%
Advertising 0.3%
NIQ Global Intelligence PLC(a)	2,378,908	40,536,593
Cable & Satellite 0.4%
Comcast Corp., Class A	1,951,300	66,285,661
Interactive Home Entertainment 0.6%
Electronic Arts, Inc.	548,500	94,314,575
Interactive Media & Services 11.8%
Alphabet, Inc., Class A	3,373,880	718,332,791
Alphabet, Inc., Class C	1,459,160	311,574,435
Match Group, Inc.	7,076,266	264,227,772
Meta Platforms, Inc., Class A	424,550	313,615,085
Pinterest, Inc., Class A(a)	5,954,896	218,127,840
TripAdvisor, Inc.(a)	2,502,392	43,591,669
Total		1,869,469,592
Movies & Entertainment 0.8%
Walt Disney Co. (The)	1,023,300	121,138,254
Total Communication Services		2,191,744,675
Consumer Discretionary 2.0%
Broadline Retail 2.0%
Amazon.com, Inc.(a)	935,800	214,298,200
eBay, Inc.	1,159,686	105,079,148
Total		319,377,348
Total Consumer Discretionary		319,377,348
Financials 6.3%
Transaction & Payment Processing Services 6.3%
Block, Inc., Class A(a)	1,770,751	141,022,609
Global Payments, Inc.	4,170,879	370,457,473
Shift4 Payments, Inc., Class A(a)	760,253	68,749,679
Visa, Inc., Class A	1,161,145	408,467,588
Total		988,697,349
Total Financials		988,697,349
Health Care 0.2%
Common Stocks (continued)
Issuer	Shares	Value ($)
Biotechnology 0.2%
Apnimed, Inc.(a),(b),(c),(d)	1,127,586	13,767,825
Apnimed, Inc., Tranche 1(a),(b),(c),(d)	675,613	8,249,235
Apnimed, Inc., Tranche 2(a),(b),(c),(d)	360,327	4,399,593
Apnimed, Inc., Tranche 3(a),(b),(c),(d)	450,409	5,499,494
Apnimed, Inc., Tranche 4(a),(b),(c),(d)	518,016	6,324,975
Total		38,241,122
Total Health Care		38,241,122
Industrials 8.7%
Heavy Electrical Equipment 7.0%
Bloom Energy Corp., Class A(a),(e),(f)	21,105,511	1,117,325,752
Passenger Ground Transportation 1.7%
Lyft, Inc., Class A(a)	16,389,600	265,839,312
Total Industrials		1,383,165,064
Information Technology 67.4%
Application Software 4.7%
BILL Holdings, Inc.(a)	710,300	32,972,126
DocuSign, Inc.(a)	806,267	61,808,428
Intuit, Inc.	35,800	23,878,600
RingCentral, Inc., Class A(a),(e)	4,353,858	132,836,208
Salesforce, Inc.	837,074	214,500,212
Synopsys, Inc.(a)	351,992	212,434,212
Unity Software, Inc.(a)	1,458,541	57,481,101
Total		735,910,887
Communications Equipment 3.0%
Arista Networks, Inc.(a)	1,803,856	246,316,537
Cisco Systems, Inc.	3,322,400	229,544,616
Total		475,861,153
Electronic Components 0.7%
Coherent Corp.(a)	1,181,300	106,872,211
Electronic Equipment & Instruments 1.0%
Advanced Energy Industries, Inc.	1,056,155	158,085,280
Internet Services & Infrastructure 4.0%
GoDaddy, Inc., Class A(a)	1,734,333	257,218,927
Wix.com Ltd.(a)	2,712,120	382,625,890
Total		639,844,817

Columbia Seligman Technology and Information Fund  | 2025

Portfolio of Investments  (continued)
Columbia Seligman Technology and Information Fund, August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductor Materials & Equipment 10.8%
Applied Materials, Inc.	2,979,461	478,978,150
Lam Research Corp.	8,902,256	891,560,939
Teradyne, Inc.	2,784,229	329,207,237
Total		1,699,746,326
Semiconductors 21.3%
Analog Devices, Inc.	111,437	28,005,232
Broadcom, Inc.(f)	2,934,490	872,687,981
Marvell Technology, Inc.	6,129,901	385,356,226
NVIDIA Corp.	5,183,988	902,947,030
NXP Semiconductors NV	1,105,460	259,617,281
ON Semiconductor Corp.(a)	3,062,100	151,849,539
Renesas Electronics Corp.	13,125,700	153,211,783
Semtech Corp.(a)	3,623,446	210,485,978
Synaptics, Inc.(a),(e)	3,955,875	276,357,428
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	544,300	125,662,541
Total		3,366,181,019
Systems Software 12.3%
Adeia, Inc.(e)	8,073,506	121,425,530
Check Point Software Technologies Ltd.(a)	231,840	44,777,578
CyberArk Software Ltd.(a)	117,900	53,439,354
Gen Digital, Inc.	11,621,861	350,980,202
Microsoft Corp.	1,569,650	795,325,959
Common Stocks (continued)
Issuer	Shares	Value ($)
Oracle Corp.	1,379,876	312,031,360
Palo Alto Networks, Inc.(a)	649,420	123,727,498
Tenable Holdings, Inc.(a)	4,327,027	133,791,675
Total		1,935,499,156
Technology Hardware, Storage & Peripherals 9.6%
Apple, Inc.	2,285,100	530,463,114
Hewlett Packard Enterprise Co.	11,520,500	260,017,685
NetApp, Inc.	2,674,795	301,690,128
Sandisk Corp.(a)	718,308	37,689,621
Western Digital Corp.	4,891,427	392,977,245
Total		1,522,837,793
Total Information Technology		10,640,838,642
Total Common Stocks (Cost: $7,674,297,591)		15,562,064,200

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(e),(g)	305,166,064	305,074,514
Total Money Market Funds (Cost: $305,064,059)		305,074,514
Total Investments in Securities (Cost $7,979,361,650)		15,867,138,714
Other Assets & Liabilities, Net		(70,164,350)
Net Assets		$15,796,974,364
At August 31, 2025, securities and/or cash totaling $159,721,708 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Broadcom, Inc.	Morgan Stanley	USD	(117,528,528)	(3,952)	320.00	09/19/2025	(2,167,141)	(2,361,320)
Columbia Seligman Technology and Information Fund  | 2025

Portfolio of Investments  (continued)
Columbia Seligman Technology and Information Fund, August 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2025, the total value of these securities amounted to $38,241,122, which represents 0.24% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At August 31, 2025, the total market value of these securities amounted to $38,241,122, which represents 0.24% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Apnimed, Inc.	03/12/2021	1,127,586	9,999,997	13,767,825
Apnimed, Inc., Tranche 1	04/28/2022	675,613	5,999,993	8,249,235
Apnimed, Inc., Tranche 2	04/28/2022	360,327	4,002,965	4,399,593
Apnimed, Inc., Tranche 3	12/22/2022	450,409	5,005,765	5,499,494
Apnimed, Inc., Tranche 4	04/23/2025	518,016	4,999,994	6,324,975
			30,008,714	38,241,122

(d)	Valuation based on significant unobservable inputs.
(e)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Adeia, Inc.
	102,359,273	1,422,794	—	17,643,463	121,425,530	—	—	403,675	8,073,506
Bloom Energy Corp., Class A
	508,706,244	26,692,558	(125,617,098)	707,544,048	1,117,325,752	—	179,099,193	—	21,105,511
Columbia Select Technology ETF
	13,637,824	—	(8,811,780)	(4,826,044)	—	—	5,200,572	—	—
Columbia Short-Term Cash Fund, 4.463%
	275,925,415	717,038,828	(687,889,729)	—	305,074,514	—	14,150	2,416,093	305,166,064
RingCentral, Inc., Class A
	112,895,538	—	—	19,940,670	132,836,208	—	—	—	4,353,858
Synaptics, Inc.
	209,548,443	26,022,989	—	40,785,996	276,357,428	—	—	—	3,955,875
Total	1,223,072,737			781,088,133	1,953,019,432	—	184,313,915	2,819,768

(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	The rate shown is the seven-day current annualized yield at August 31, 2025.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Seligman Technology and Information Fund  | 2025

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1QT219_05_R01_(10/25)